Segment Information (Details) - Schedule of Revenue and Operating Results by Segments - Continuing Operations [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Segment Reporting Information [Line Items]
Revenue	¥ 1,755,206	¥ 1,772,127	¥ 1,439,291
Costs of revenue	(1,251,620)	(1,304,699)	(1,068,626)
Segment gross (loss)/profit	503,586	467,428	370,665
Operating (loss)/income	(820,443)	(161,678)	(632,590)
Overseas Schools [Member]
Segment Reporting Information [Line Items]
Revenue	951,190	809,488	652,773
Costs of revenue	(725,938)	(657,099)	(574,744)
Segment gross (loss)/profit	225,252	152,389	78,029
Operating (loss)/income	(914,272)	(109,689)	(720,846)
Complementary Education Services [Member]
Segment Reporting Information [Line Items]
Revenue	495,087	519,247	389,090
Costs of revenue	(312,010)	(316,014)	(229,230)
Segment gross (loss)/profit	183,077	203,233	159,860
Operating (loss)/income	74,773	(38,777)	90,000
K-12 Operation Services [Member]
Segment Reporting Information [Line Items]
Revenue	308,929	443,392	397,428
Costs of revenue	(213,672)	(331,586)	(264,652)
Segment gross (loss)/profit	95,257	111,806	132,776
Operating (loss)/income	¥ 19,056	¥ (13,212)	¥ (1,744)